Securities (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity Securities, Transferred Security, at Carrying Value	$ 16,400,000
Held-to-maturity Securities, Transferred to Available-for-sale Securities, Unrealized Gain (Loss)	1,000,000
Other Comprehensive Income (Loss), Reclassification Adjustment for Held-to-maturity Transferred to Available-for-Sale Securities, Net of Tax		440,000	380,000
Trading Securities Pledged as Collateral		$ 32,935,000	$ 70,412,000